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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21507

Evergreen Utilities and High Income Fund

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:	Registrant is making a quarterly filing for this series, Evergreen Utilities and High Income Fund, for the quarter ended May 31, 2008. This one series have a August 31 fiscal year end.

Date of reporting period: May 31, 2008

Item 1 – Schedule of Investments

EVERGREEN UTILITIES AND HIGH INCOME FUND SCHEDULE OF INVESTMENTS

May 31, 2008 (unaudited)
	Principal Amount	Value

CORPORATE BONDS 36.3%
CONSUMER DISCRETIONARY 6.1%
Auto Components 0.4%
Cooper Tire & Rubber Co., 7.625%, 03/15/2027	$530,000	$447,850
Goodyear Tire & Rubber Co., 9.00%, 07/01/2015	240,000	258,600

		706,450

Diversified Consumer Services 0.0%
Service Corporation International, 6.75%, 04/01/2015	10,000	9,700

Hotels, Restaurants & Leisure 1.5%
Caesars Entertainment, Inc.:
7.875%, 03/15/2010 ρ	315,000	300,038
8.125%, 05/15/2011	135,000	115,425
Inn of the Mountain Gods Resort & Casino, 12.00%, 11/15/2010	365,000	319,375
Isle of Capri Casinos, Inc., 7.00%, 03/01/2014	1,056,000	810,480
Pinnacle Entertainment, Inc., 8.75%, 10/01/2013	30,000	30,900
Pokagon Gaming Authority, 10.375%, 06/15/2014 144A	410,000	445,875
Seneca Gaming Corp., 7.25%, 05/01/2012	120,000	116,400
Shingle Springs Tribal Gaming Authority, 9.375%, 06/15/2015 144A	450,000	394,875
Universal City Development Partners, Ltd., 11.75%, 04/01/2010	265,000	273,281

		2,806,649

Household Durables 1.3%
Centex Corp.:
4.875%, 08/15/2008	250,000	250,469
5.80%, 09/15/2009	105,000	102,375
D.R. Horton, Inc.:
4.875%, 01/15/2010	125,000	118,125
5.00%, 01/15/2009	245,000	241,938
8.00%, 02/01/2009	165,000	165,825
9.75%, 09/15/2010	155,000	161,200
Hovnanian Enterprises, Inc.:
6.00%, 01/15/2010	90,000	82,350
6.50%, 01/15/2014	61,000	43,615
11.50%, 05/01/2013 144A	55,000	57,475
KB Home:
7.75%, 02/01/2010	255,000	251,812
8.625%, 12/15/2008	90,000	91,350
Lennar Corp., 5.125%, 10/01/2010	200,000	184,000
Libbey, Inc., FRN, 11.91%, 06/01/2011	355,000	369,200
Meritage Homes Corp., 7.00%, 05/01/2014	70,000	59,675
Pulte Homes, Inc., 7.875%, 08/01/2011	35,000	34,825
Standard Pacific Corp., 5.125%, 04/01/2009	120,000	115,800

		2,330,034

Media 1.7%
Charter Communications, Inc.:
8.00%, 04/30/2012 144A	45,000	44,325
10.875%, 09/15/2014 144A	720,000	774,000
CSC Holdings, Inc., 7.625%, 04/01/2011	590,000	592,950
DIRECTV Holdings, LLC, 7.625%, 05/15/2016 144A	10,000	10,013
Idearc, Inc., 8.00%, 11/15/2016	730,000	525,600
Lamar Media Corp.:
6.625%, 08/15/2015	655,000	620,612
7.25%, 01/01/2013	35,000	34,650
Mediacom Broadband, LLC, 8.50%, 10/15/2015	10,000	9,125
Mediacom, LLC, 7.875%, 02/15/2011	75,000	70,875
R.H. Donnelley Corp., Ser. A-4, 8.875%, 10/15/2017 144A	595,000	401,625
Sinclair Broadcast Group, Inc., 8.00%, 03/15/2012	90,000	92,025

		3,175,800

1

EVERGREEN UTILITIES AND HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

May 31, 2008 (unaudited)
	Principal Amount	Value

CORPORATE BONDS cotinued
CONSUMER DISCRETIONARY cotinued
Multi-line Retail 0.1%
Neiman Marcus Group, Inc., 9.00%, 10/15/2015	$145,000	$148,987

Specialty Retail 0.6%
American Achievement Corp., 8.25%, 04/01/2012	550,000	545,875
Home Depot, Inc., 5.875%, 12/16/2036	135,000	111,980
Payless ShoeSource, Inc., 8.25%, 08/01/2013	605,000	544,500

		1,202,355

Textiles, Apparel & Luxury Goods 0.5%
Oxford Industries, Inc., 8.875%, 06/01/2011	948,000	924,300

CONSUMER STAPLES 1.0%
Beverages 0.0%
Constellation Brands, Inc., 8.375%, 12/15/2014	10,000	10,500

Food & Staples Retailing 0.3%
Ingles Markets, Inc., 8.875%, 12/01/2011	170,000	174,250
Rite Aid Corp., 8.125%, 05/01/2010	345,000	345,863

		520,113

Food Products 0.4%
Dean Foods Co., 6.625%, 05/15/2009	40,000	39,950
Del Monte Foods Co.:
6.75%, 02/15/2015	280,000	272,300
8.625%, 12/15/2012	240,000	247,200
Pilgrim’s Pride Corp.:
7.625%, 05/01/2015	30,000	27,750
8.375%, 05/01/2017	210,000	184,275
Smithfield Foods, Inc., 7.75%, 07/01/2017	15,000	14,850

		786,325

Household Products 0.0%
Church & Dwight Co., 6.00%, 12/15/2012	50,000	49,500

Personal Products 0.3%
Central Garden & Pet Co., 9.125%, 02/01/2013	500,000	453,750

ENERGY 5.2%
Energy Equipment & Services 1.4%
Bristow Group, Inc., 7.50%, 09/15/2017	240,000	247,200
Dresser-Rand Group, Inc., 7.375%, 11/01/2014	200,000	200,000
GulfMark Offshore, Inc., 7.75%, 07/15/2014	225,000	230,625
Hornbeck Offshore Services, Inc., Ser. B, 6.125%, 12/01/2014	860,000	832,050
Parker Drilling Co., 9.625%, 10/01/2013	395,000	418,700
PHI, Inc., 7.125%, 04/15/2013	670,000	649,900

		2,578,475

Oil, Gas & Consumable Fuels 3.8%
Chesapeake Energy Corp.:
6.875%, 01/15/2016	930,000	918,375
7.25%, 12/15/2018	15,000	14,963
Clayton Williams Energy, Inc., 7.75%, 08/01/2013	215,000	205,862
El Paso Corp.:
7.00%, 06/15/2017	190,000	191,611
7.75%, 01/15/2032	35,000	35,371
Encore Acquisition Co.:
6.00%, 07/15/2015	390,000	372,450
6.25%, 04/15/2014	70,000	67,900
Exco Resources, Inc., 7.25%, 01/15/2011	450,000	443,812
Forbes Energy Services, LLC, 11.00%, 02/15/2015 144A	545,000	555,900

2

EVERGREEN UTILITIES AND HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

May 31, 2008 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
ENERGY continued
Oil, Gas & Consumable Fuels continued
Forest Oil Corp.:
7.25%, 06/15/2019 144A	$150,000	$148,125
7.25%, 06/15/2019	175,000	172,813
Frontier Oil Corp., 6.625%, 10/01/2011	165,000	163,350
Mariner Energy, Inc., 8.00%, 05/15/2017	80,000	77,800
Newfield Exploration Co., 7.125%, 05/15/2018	215,000	213,119
Peabody Energy Corp.:
5.875%, 04/15/2016	705,000	673,275
7.875%, 11/01/2026	105,000	107,100
Petrohawk Energy Corp., 7.875%, 06/01/2015 144A	145,000	145,544
Plains Exploration & Production Co.:
7.625%, 06/01/2018	205,000	207,050
7.75%, 06/15/2015	180,000	182,250
Range Resources Corp., 7.25%, 05/01/2018	75,000	76,500
Sabine Pass LNG, LP:
7.25%, 11/30/2013	790,000	736,675
7.50%, 11/30/2016	15,000	13,781
SandRidge Energy, Inc., 8.00%, 06/01/2018 144A	60,000	61,050
Southwestern Energy Co., 7.50%, 02/01/2018 144A	40,000	40,612
Tesoro Corp.:
6.50%, 06/01/2017	80,000	71,900
6.625%, 11/01/2015	500,000	461,875
Williams Cos., 7.125%, 09/01/2011	560,000	590,100

		6,949,163

FINANCIALS 6.4%
Capital Markets 0.1%
E*TRADE Financial Corp.:
7.375%, 09/15/2013	25,000	21,625
8.00%, 06/15/2011	35,000	32,375
12.50%, 11/30/2017 144A	170,000	185,937

		239,937

Consumer Finance 3.7%
Ford Motor Credit Co., LLC:
5.70%, 01/15/2010	1,865,000	1,738,482
5.80%, 01/12/2009	260,000	255,133
7.375%, 10/28/2009	295,000	287,408
9.75%, 09/15/2010	300,000	292,012
General Motors Acceptance Corp., LLC:
6.875%, 09/15/2011	670,000	565,264
6.875%, 08/28/2012	1,025,000	826,340
7.25%, 03/02/2011	90,000	77,134
7.75%, 01/19/2010	300,000	281,658
8.00%, 11/01/2031	780,000	598,875
FRN:
3.75%, 09/23/2008	330,000	324,062
3.93%, 05/15/2009	650,000	605,937
Qwest Capital Funding, Inc., 6.50%, 11/15/2018	130,000	109,850
Sprint Capital Corp., 6.875%, 11/15/2028	525,000	421,026
Toll Corp.:
8.25%, 02/01/2011	455,000	441,350
8.25%, 12/01/2011	90,000	86,850

		6,911,381

3

EVERGREEN UTILITIES AND HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

May 31, 2008 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Diversified Financial Services 0.6%
JPMorgan Chase & Co., FRN, 7.90%, 12/31/2049	$75,000	$74,904
Leucadia National Corp.:
7.125%, 03/15/2017	105,000	101,325
8.125%, 09/15/2015	815,000	838,431

		1,014,660

Real Estate Investment Trusts 1.2%
Host Marriott Corp.:
7.125%, 11/01/2013	455,000	452,725
Ser. Q, 6.75%, 06/01/2016	545,000	531,375
Omega Healthcare Investors, Inc., 7.00%, 04/01/2014	890,000	867,750
Ventas, Inc., 7.125%, 06/01/2015	275,000	277,750

		2,129,600

Thrifts & Mortgage Finance 0.8%
Residential Capital, LLC:
FRN, 3.49%, 06/09/2008	130,000	128,050
Step Bond:
8.125%, 11/21/2008 ††	215,000	198,875
8.375%, 06/30/2010 ††	2,100,000	1,134,000

		1,460,925

HEALTH CARE 1.7%
Health Care Equipment & Supplies 0.0%
Universal Hospital Services, Inc., 8.50%, 06/01/2015	52,000	52,780

Health Care Providers & Services 1.7%
HCA, Inc., 9.25%, 11/15/2016	1,640,000	1,736,350
Omnicare, Inc.:
6.125%, 06/01/2013	705,000	652,125
6.875%, 12/15/2015	795,000	741,337

		3,129,812

INDUSTRIALS 3.8%
Aerospace & Defense 2.1%
Alliant Techsystems, Inc., 6.75%, 04/01/2016	175,000	173,687
DRS Technologies, Inc.:
6.625%, 02/01/2016	250,000	261,875
7.625%, 02/01/2018	60,000	64,950
Hexcel Corp., 6.75%, 02/01/2015	15,000	15,038
L-3 Communications Holdings, Inc.:
5.875%, 01/15/2015	2,455,000	2,338,387
6.375%, 10/15/2015	925,000	896,094
Moog, Inc., 7.25%, 06/15/2018 144A	90,000	91,125

		3,841,156

Commercial Services & Supplies 0.7%
Browning-Ferris Industries, Inc.:
7.40%, 09/15/2035	610,000	552,050
9.25%, 05/01/2021	315,000	327,206
Geo Group, Inc., 8.25%, 07/15/2013	135,000	139,050
Mobile Mini, Inc., 6.875%, 05/01/2015	280,000	243,600

		1,261,906

Machinery 0.5%
Commercial Vehicle Group, Inc., 8.00%, 07/01/2013	1,145,000	999,012

4

EVERGREEN UTILITIES AND HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

May 31, 2008 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
INDUSTRIALS continued
Road & Rail 0.5%
Avis Budget Car Rental, LLC, 7.75%, 05/15/2016	$10,000	$8,625
Hertz Global Holdings, Inc.:
8.875%, 01/01/2014	300,000	300,000
10.50%, 01/01/2016	5,000	5,013
Kansas City Southern:
7.50%, 06/15/2009	170,000	173,400
8.00%, 06/01/2015	180,000	181,350
9.50%, 10/01/2008	260,000	266,500

		934,888

Trading Companies & Distributors 0.0%
United Rentals, Inc., 6.50%, 02/15/2012	60,000	55,650

INFORMATION TECHNOLOGY 1.9%
Communications Equipment 0.1%
EchoStar Corp., 7.75%, 05/31/2015 144A	160,000	160,000

Electronic Equipment & Instruments 1.1%
Da-Lite Screen Co., Inc., 9.50%, 05/15/2011	560,000	534,800
Jabil Circuit, Inc.:
5.875%, 07/15/2010	115,000	113,419
8.25%, 03/15/2018 144A	1,010,000	1,017,575
Sanmina-SCI Corp.:
8.125%, 03/01/2016	210,000	198,450
FRN, 5.55%, 06/15/2010 144A	114,000	113,715

		1,977,959

IT Services 0.6%
First Data Corp., 9.875%, 09/24/2015 144A ρ	525,000	475,781
SunGard Data Systems, Inc., 4.875%, 01/15/2014	520,000	464,750
Unisys Corp., 6.875%, 03/15/2010	135,000	130,950

		1,071,481

Semiconductors & Semiconductor Equipment 0.1%
Freescale Semiconductor, Inc., 9.125%, 12/15/2014	10,000	8,625
Spansion, Inc., FRN, 6.20%, 06/01/2013 144A	320,000	235,200

		243,825

MATERIALS 4.2%
Chemicals 1.7%
ARCO Chemical Co.:
9.80%, 02/01/2020	300,000	253,500
10.25%, 11/01/2010	30,000	30,975
Huntsman, LLC, 11.625%, 10/15/2010	425,000	452,625
Koppers Holdings, Inc.:
9.875%, 10/15/2013	45,000	47,925
Sr. Disc. Note, Step Bond, 0.00%, 11/15/2014 †	440,000	407,000
Millenium America, Inc., 7.625%, 11/15/2026	270,000	162,000
Momentive Performance Materials, Inc.:
9.75%, 12/01/2014	150,000	139,875
10.125%, 12/01/2014	460,000	410,550
Mosaic Co.:
7.30%, 01/15/2028	260,000	263,900
7.875%, 12/01/2016 144A	410,000	446,900
Tronox Worldwide, LLC, 9.50%, 12/01/2012	745,000	607,175

		3,222,425

5

EVERGREEN UTILITIES AND HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

May 31, 2008 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
MATERIALS continued
Construction Materials 0.4%
CPG International, Inc.:
10.50%, 07/01/2013	$705,000	$588,675
FRN, 11.47%, 07/01/2012	125,000	104,375

		693,050

Containers & Packaging 1.1%
Berry Plastics Holdings Corp.:
7.57%, 02/15/2015 144A	115,000	112,125
8.875%, 09/15/2014	105,000	96,600
Exopack Holding Corp., 11.25%, 02/01/2014	615,000	587,325
Graphic Packaging International, Inc.:
8.50%, 08/15/2011	380,000	385,700
9.50%, 08/15/2013	245,000	248,062
Smurfit-Stone Container Corp., 8.375%, 07/01/2012	610,000	570,350

		2,000,162

Metals & Mining 0.3%
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 04/01/2017	550,000	592,180

Paper & Forest Products 0.7%
Georgia Pacific Corp., 8.875%, 05/15/2031	260,000	258,700
International Paper Co., 7.95%, 06/15/2018 #	500,000	502,589
Verso Paper Holdings, LLC, 9.125%, 08/01/2014	465,000	480,113

		1,241,402

TELECOMMUNICATION SERVICES 1.8%
Diversified Telecommunication Services 0.8%
Citizens Communications Co., 7.875%, 01/15/2027	225,000	203,625
FairPoint Communications, Inc., 13.125%, 04/01/2018 144A	145,000	149,350
Qwest Corp.:
6.50%, 06/01/2017	260,000	242,450
7.50%, 06/15/2023	125,000	115,938
7.875%, 09/01/2011	570,000	582,825
8.875%, 03/15/2012	265,000	278,912

		1,573,100

Wireless Telecommunication Services 1.0%
Rural Cellular Corp., 8.25%, 03/15/2012	595,000	618,800
Sprint Nextel Corp.:
6.375%, 05/01/2009	245,000	243,829
6.90%, 05/01/2019	315,000	268,234
Ser. D, 7.375%, 08/01/2015	415,000	334,295
Ser. F, 5.95%, 03/15/2014	420,000	324,822

		1,789,980

UTILITIES 4.2%
Electric Utilities 4.1%
Allegheny Energy Supply Co., 8.25%, 04/15/2012 144A	685,000	726,100
Aquila, Inc., Step Bond, 11.875%, 07/01/2012 ††	1,195,000	1,428,025
CMS Energy Corp.:
6.55%, 07/17/2017	50,000	48,431
8.50%, 04/15/2011	65,000	69,006
Edison Mission Energy:
7.00%, 05/15/2017	130,000	127,725
7.20%, 05/15/2019	45,000	44,100
Energy Future Holdings Corp.:
10.875%, 11/01/2017 144A	490,000	513,275
11.25%, 11/01/2017 144A	295,000	303,850

6

EVERGREEN UTILITIES AND HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

May 31, 2008 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
UTILITIES continued
Electric Utilities continued
Mirant Americas Generation, LLC, 8.50%, 10/01/2021	$100,000	$97,000
Mirant Mid-Atlantic, LLC, Ser. C, 10.06%, 12/30/2028	180,244	209,318
Mirant North America, LLC, 7.375%, 12/31/2013	955,000	966,938
NRG Energy, Inc., 7.375%, 02/01/2016	815,000	796,663
Orion Power Holdings, Inc., 12.00%, 05/01/2010	927,000	1,022,017
PNM Resources, Inc., 9.25%, 05/15/2015	60,000	62,400
Public Service Company of New Mexico, 13.00%, 04/01/2015	90,000	92,026
Reliant Energy, Inc.:
6.75%, 12/15/2014	1,045,000	1,073,737
7.875%, 06/15/2017	15,000	15,150

		7,595,761

Independent Power Producers & Energy Traders 0.1%
AES Corp.:
8.00%, 10/15/2017	20,000	20,175
8.00%, 06/01/2020 144A	85,000	83,938
Dynegy Holdings, Inc., 7.50%, 06/01/2015	10,000	9,500

		113,613

Total Corporate Bonds (cost $69,325,614)		66,958,746

YANKEE OBLIGATIONS – CORPORATE 5.4%
CONSUMER DISCRETIONARY 0.0%
Media 0.0%
Videotron, Ltd., 9.125%, 04/15/2018 144A	15,000	16,125

ENERGY 1.4%
Oil, Gas & Consumable Fuels 1.4%
Connacher Oil & Gas, Ltd., 10.25%, 12/15/2015 144A	245,000	259,700
Griffin Coal Mining Co., Ltd.:
9.50%, 12/01/2016 144A	1,560,000	1,240,200
9.50%, 12/01/2016	110,000	87,450
OPTI Canada, Inc., 7.875%, 12/15/2014	1,030,000	1,048,025

		2,635,375

FINANCIALS 1.1%
Consumer Finance 0.2%
Avago Technologies Finance, Ltd., FRN, 8.58%, 06/01/2013	140,000	140,525
Virgin Media Finance plc, 9.125%, 08/15/2016	178,000	175,330

		315,855

Diversified Financial Services 0.9%
FMG Finance Property, Ltd., 10.625%, 09/01/2016 144A	915,000	1,065,975
NXP Funding, LLC, 9.50%, 10/15/2015	240,000	227,100
Ship Finance International, Ltd., 8.50%, 12/15/2013	465,000	478,950

		1,772,025

INDUSTRIALS 0.7%
Road & Rail 0.7%
Kansas City Southern de Mexico:
7.375%, 06/01/2014	585,000	571,837
9.375%, 05/01/2012	650,000	682,500

		1,254,337

INFORMATION TECHNOLOGY 0.5%
Communications Equipment 0.5%
Nortel Networks Corp.:
10.125%, 07/15/2013	800,000	788,000
10.75%, 07/15/2016 144A	125,000	124,063

		912,063

7

EVERGREEN UTILITIES AND HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

May 31, 2008 (unaudited)
	Principal Amount	Value

YANKEE OBLIGATIONS – CORPORATE continued
MATERIALS 1.3%
Metals & Mining 1.2%
ArcelorMittal SA, 6.125%, 06/01/2018 144A	$105,000	$102,499
Evraz Group SA:
8.875%, 04/24/2013 144A	25,000	25,500
9.50%, 04/24/2018 144A	500,000	512,500
Novelis, Inc., 7.25%, 02/15/2015	1,530,000	1,445,850

		2,086,349

Paper & Forest Products 0.1%
Corporacion Durango SAB de CV, 10.50%, 10/05/2017 144A	380,000	221,350

TELECOMMUNICATION SERVICES 0.4%
Wireless Telecommunication Services 0.4%
Intelsat, Ltd., 9.25%, 06/15/2016	225,000	228,375
Vimpel Communications:
8.375%, 04/30/2013 144A	55,000	56,088
9.125%, 04/30/2018 144A ρ	405,000	418,873

		703,336

UTILITIES 0.0%
Electric Utilities 0.0%
InterGen NV, 9.00%, 06/30/2017 144A	30,000	31,650

Total Yankee Obligations – Corporate (cost $10,401,595)		9,948,465

CONVERTIBLE DEBENTURES 0.1%
CONSUMER DISCRETIONARY 0.1%
Media 0.1%
Sinclair Broadcast Group, Inc., 3.00%, 05/15/2027 (cost $113,629)	125,000	114,375

	Shares	Value

CONVERTIBLE PREFERRED STOCKS 3.4%
ENERGY 3.4%
Oil, Gas & Consumable Fuels 3.4%
El Paso Corp., 4.99%, 12/31/2049 (cost $4,534,688)	4,000	6,311,000

COMMON STOCKS 82.6%
CONSUMER DISCRETIONARY 2.3%
Media 2.3%
Vivendi SA	100,000	4,203,263

ENERGY 2.6%
Oil, Gas & Consumable Fuels 2.6%
Copano Energy, LLC ρ	57,647	2,124,292
Genesis Energy, LP	22,157	467,291
Southwestern Energy Co.	50,000	2,217,000

		4,808,583

TELECOMMUNICATION SERVICES 29.8%
Diversified Telecommunication Services 26.1%
AT&T, Inc.	250,000	9,975,000
Deutsche Telekom AG	500,000	8,370,740
FairPoint Communications, Inc.	5,657	50,913
Shenandoah Telecommunications Co. ρ +	368,910	6,042,746
Tele2 AB, Ser. B ρ	400,000	8,554,847
TeliaSonera AB	250,000	2,272,121
Verizon Communications, Inc.	300,000	11,541,000
Windstream Corp.	100,000	1,334,000

		48,141,367

8

EVERGREEN UTILITIES AND HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

May 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES continued
Wireless Telecommunication Services 3.7%
American Tower Corp., Class A *	80,000	$3,657,600
Rogers Communications, Inc., Class B	75,000	3,300,750

		6,958,350

UTILITIES 47.9%
Electric Utilities 34.2%
Allegheny Energy, Inc. *	100,000	5,475,000
DPL, Inc. ρ	300,000	8,526,000
E.ON AG	20,406	4,342,087
E.ON AG, ADR	100,000	7,097,500
Edison International	75,000	3,992,250
El Paso Electric Co. *	25,000	540,250
Enel SpA	300,000	3,372,412
Entergy Corp.	56,000	6,763,120
Exelon Corp.	107,000	9,416,000
FirstEnergy Corp.	47,000	3,699,370
Fortum Oyj	75,000	3,624,468
ITC Holdings Corp.	36,000	1,964,520
Maine & Maritimes Corp. *	1,135	49,997
Westar Energy, Inc.	175,000	4,249,000

		63,111,974

Independent Power Producers & Energy Traders 5.7%
Constellation Energy Group, Inc.	84,500	7,286,435
Ormat Technologies, Inc.	65,000	3,257,150

		10,543,585

Multi-Utilities 5.5%
PNM Resources, Inc.	45,000	668,250
SUEZ	125,000	9,315,949
Wisconsin Energy Corp.	1,500	72,060

		10,056,259

Water Utilities 2.5%
American Water Works Co., Inc.	55,000	1,182,500
Pennichuck Corp.	150,000	3,480,000

		4,662,500

Total Common Stocks (cost $122,580,864)		152,485,881

PREFERRED STOCKS 10.0%
FINANCIALS 0.0%
Diversified Financial Services 0.0%
Bank of America Corp., Ser. H, 8.20%	2,915	72,612

UTILITIES 10.0%
Electric Utilities 9.6%
Carolina Power & Light Co., 5.00%	9,217	804,472
Connecticut Light & Power Co., Ser. 1947, 2.00%	22,000	781,000
Connecticut Light & Power Co., Ser. 1949, 2.04%	9,600	347,700
Consolidated Edison, Inc., Ser. A, 5.00%	27,820	2,463,461
Dayton Power & Light Co., Ser. A, 3.75%	9,416	681,778
Dayton Power & Light Co., Ser. B, 3.75%	5,120	355,200
Dayton Power & Light Co., Ser. C, 3.90%	17,500	1,176,329
Entergy Arkansas, Inc., 6.08%	644	62,146
Hawaiian Electric Industries, Inc., Ser. K, 4.65%	27,000	418,500
Pacific Gas & Electric Co., Ser. D, 5.00%	126,000	2,696,400
Pacific Gas & Electric Co., Ser. H, 4.50%	33,800	660,790

9

EVERGREEN UTILITIES AND HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

May 31, 2008 (unaudited)
	Shares	Value

PREFERRED STOCKS continued
UTILITIES continued
Electric Utilities continued
Pacific Gas & Electric Co., Ser. I, 4.36%	34,800	$645,540
PECO Energy Co., Ser. C, 4.40%	29,590	2,444,134
Southern California Edison Co., Ser. B, 4.08%	45,900	851,445
Southern California Edison Co., Ser. D, 4.32%	54,000	1,040,040
Union Electric Co., 4.50%	14,600	1,095,000
Union Electric Co., 4.56%	11,190	839,250
Union Electric Co., Ser. 1969, 4.00%	4,200	281,400

		17,644,585

Water Utilities 0.4%
Hackensack Water Co., 4.99%	10,469	837,520

Total Preferred Stocks (cost $19,342,022)		18,554,717

ESCROW SHARES 0.0%
Mirant Corp. Escrow * + ☐ (cost $0)	5,000,000	0

CLOSED END MUTUAL FUND SHARES 0.0%
Kayne Anderson MLP Investment Co. (cost $150)	6	184

	Principal Amount	Value

LOANS 2.3%
CONSUMER DISCRETIONARY 0.2%
Bright Horizons Family Solutions, Inc., N/A, 05/15/2015 <	$105,000	103,955
Dana Holding Corp., FRN, N/A, 01/31/2015 <	60,000	56,769
Fontainebleau Resorts, LLC, FRN, 6.26%, 06/06/2014	100,000	83,649
Idearc, Inc., FRN, 4.39% – 4.70%, 11/17/2014 <	194,664	163,535

		407,908

INDUSTRIALS 0.6%
Clarke American Corp., FRN, N/A, 02/28/2014	638,104	541,202
Neff Corp., FRN, 8.40%, 11/30/2014 <	705,000	516,666

		1,057,868

INFORMATION TECHNOLOGY 0.0%
Activant Solutions, Inc., N/A, 05/02/2013 <	56,001	49,394

MATERIALS 1.0%
Boise Paper Holdings, LLC, FRN, 11.00%, 02/15/2015	60,000	58,624
Lyondell Chemical Co., N/A, 12/20/2014 <	1,265,000	1,149,303
Wimar Co., FRN, 8.25%, 01/03/2012	620,000	598,914

		1,806,841

TELECOMMUNICATION SERVICES 0.5%
Intelesat Subsidiary Holdings Co.:
8.50%, 01/15/2015	545,000	535,773
8.75%, 01/15/2013	395,000	388,739

		924,512

UTILITIES 0.0%
Energy Future Holdings Corp., FRN, 6.23%–6.49%, 10/10/2014	1,960	1,843

Total Loans (cost $4,181,266)		4,248,366

10

EVERGREEN UTILITIES AND HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

May 31, 2008 (unaudited)
	Shares	Value

SHORT-TERM INVESTMENTS 19.3%
MUTUAL FUND SHARES 19.3%
BGI Prime Money Market Fund, Premium Shares, 2.65% q ρρ	4,650,976	$4,650,976
BlackRock Liquidity TempFund, Institutional Class, 2.71% q ρρ	4,942,961	4,942,961
Evergreen Institutional Money Market Fund, Class I, 2.52% ø q ## µ ρρ	21,271,086	21,271,086
Morgan Stanley Institutional Liquidity Fund Money Market Portfolio, Institutional Class, 2.77% q ρρ	4,770,310	4,770,310

Total Short-Term Investments (cost $35,635,333)		35,635,333

Total Investments (cost $266,115,161) 159.4%		294,257,067
Other Assets and Liabilities (59.4%)		(109,703,436)

Net Assets 100.0%		$184,553,631

ρ	All or a portion of this security is on loan.
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

††	The rate shown is the stated rate at the current period end.
†

Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected interest to be earned over the life of the bond which consists of the aggregate coupon-interest payments and discount at acquisition. The rate shown is the stated rate at the current period end.

#	When-issued or delayed delivery security
☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
*	Non-income producing security
+	Security is deemed illiquid and is valued using market quotations when readily available, unless otherwise noted.
<	All or a portion of the position represents an unfunded loan commitment. A coupon of “N/A” is indicated when the position is entirely unfunded.
q	Rate shown is the 7-day annualized yield at period end.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
µ	All or a portion of this security has been segregated as collateral for reverse repurchase agreements.

Summary of Abbreviations
ADR	American Depository Receipt
FRN	Floating Rate Note

The following table shows the percent of total long-term investments by geographic location as of May 31, 2008:

United States	76.3%
Germany	7.7%
France	5.2%
Sweden	4.2%
Canada	2.3%
Finland	1.4%
Italy	1.3%
Mexico	0.5%
Australia	0.4%
Luxembourg	0.2%
Ireland	0.2%
Netherlands	0.1%
United Kingdom	0.1%
Singapore	0.1%

100.0%

At May 31, 2008, reverse repurchase agreements outstanding were as follows:

Repurchase Amount	Counterparty	Interest Rate	Maturity Date

$6,553,397	Lehman Brothers	3.46%	07/09/2008

Open call options written at May 31, 2008 were as follows:

Expiration Date	Security	Shares	Strike Price	Market Value	Premiums Received

06/15/2008	Rogers Communications, Inc.	187	$45	$14,025	$12,716

11

EVERGREEN UTILITIES AND HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

May 31, 2008 (unaudited)

At May 31, 2008, the Fund had the following credit default swap contracts outstanding:

Expiration	Counterparty	Reference Index	Notional Amount	Fixed Payments Made by the Fund	Frequency of Payments Made	Unrealized Gain (Loss)

12/13/2049	Goldman Sachs	Markit CMBX, North America AJ.3 Index	$35,000	1.47%	Quarterly	$3,708
12/13/2049	UBS	Markit CMBX, North America AJ.3 Index	100,000	0.08%	Quarterly	11,117

Expiration	Counterparty	Reference Debt Obligation/Index	Notional Amount	Fixed Payments Received by the Fund	Frequency of Payments Received	Unrealized Gain (Loss)

3/20/2013	Lehman Brothers	Centex Corp., 5.25%, 6/15/2015	$155,000	5.12%	Quarterly	$8,866
6/20/2013	Lehman Brothers	Motorola, Inc., 6.50%, 9/1/2025	75,000	2.28%	Quarterly	(156)
6/20/2013	Lehman Brothers	Pulte Homes, Inc., 5.25%, 1/15/2014	155,000	4.17%	Quarterly	(10,252)

On May 31, 2008, the aggregate cost of securities for federal income tax purposes was $266,274,680. The gross unrealized appreciation and depreciation on securities based on tax cost was $33,788,483 and $5,806,096, respectively, with a net unrealized appreciation of $27,982,387.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Reverse repurchase agreements

To obtain short-term financing, the Fund may enter into reverse repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy. At the time the Fund enters into a reverse repurchase agreement, it will establish a segregated account with the custodian containing qualified assets having a value not less than the repurchase price, including accrued interest. If the counterparty to the transaction is rendered insolvent, the Fund may be delayed or limited in the repurchase of the collateral securities.

Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Loans

The Fund may purchase loans through an agent, by assignment from another holder of the loan or as a participation interest in another holder’s portion of the loan. Loans are purchased on a when-issued or delayed delivery basis. Interest income is accrued based on the terms of the securities. Fees earned on loan purchasing activities are recorded as income when earned. Loans involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower.

As of May 31, 2008, the Fund had unfunded loan commitments of $1,692,006.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

12

EVERGREEN UTILITIES AND HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

May 31, 2008 (unaudited)

Options

The Fund may write covered put or call options. When a Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options, which expire unexercised, are recognized as realized gains from investments on the expiration date. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may also purchase call or put options. The premium is included in the Statement of Assets and Liabilities as an investment which is subsequently adjusted to the current market value of the option. Premiums paid for purchased options which expire are recognized as realized losses from investments on the expiration date. Premiums paid for purchased options which are exercised or closed are added to the amount paid or offset against the proceeds on the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.

Credit default swaps

The Fund may enter into credit default swap contracts. Credit default swaps involve an exchange of a stream of payments for protection against the loss in value of an underlying security or index in the event of default or bankruptcy. Under the terms of the swap, one party acts as a guarantor and receives a periodic stream of payments that is a fixed percentage applied to a notional principal amount over the term of the swap. The guarantor agrees to purchase the notional amount of the underlying instrument or index, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps as either the guarantor or the counterparty.

Any premiums paid or received on the transactions are recorded as an asset or liability on the Statement of Assets and Liabilities and amortized. The value of the swap contract is marked-to-market daily based on quotations from an independent pricing service or market makers and any change in value is recorded as an unrealized gain or loss. Periodic payments made or received are recorded as realized gains or losses. In addition, payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses. The Fund could be exposed to risks if the guarantor defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index.

13

Item 2 - Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Utilities and High Income Fund

By:
Dennis H. Ferro, Principal Executive Officer

Date: July 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
Dennis H. Ferro, Principal Executive Officer

Date: July 30, 2008

By:
Kasey Phillips Principal Financial Officer

Date: July 30, 2008